Plant and equipment, net - Additional Information (Details)	12 Months Ended
	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)	Jun. 30, 2019 CNY (¥)	Jun. 30, 2019 USD ($)
Plant and equipment
Depreciation	$ 677,387	$ 529,442	$ 519,448
Property, Plant and Equipment, Net		$ 3,962,455			$ 4,549,212
Property pledged as collateral | Buildings | CQ Mingwen
Plant and equipment
Property, Plant and Equipment, Net				¥ 12,268,800	$ 1,800,000